Note 6 - Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Commitments Disclosure [Text Block]
6.     Commitments

Lease Agreement

We lease approximately 8,400 square feet of office and laboratory space located in Smyrna, Georgia, pursuant to an operating lease which expires on December 31, 2016, an additional 12-month renewal option. As of September 30, 2015, our future minimum lease payments for the current lease term (excluding the renewal option) total $36,523 for the remainder of 2015, and $149,042 for 2016.

Other
Commitments

In the normal course of business, we may enter into various firm purchase commitments related to production and testing of our vaccine material, conduct of our clinical trials, and other research-related activities. As of September 30, 2015, we had approximately $36,200 of unrecorded outstanding purchase commitments to our vendors and subcontractors, all of which we expect will be due in 2015.

6 .	Commitments

Lease Agreements

We lease approximately 8,400 square feet of office and laboratory space located in Smyrna, Georgia (metropolitan Atlanta). Rent expense for the years ended December 31, 2014, 2013 and 2012 was $117,084, $117,879, and $118,801, respectively. The original 62-month lease term expired on December 31, 2014 and we have renewed the lease for an additional 12 months, with two successive 12-month renewal options. Future minimum lease payments total $146,092 in 2015.

Other Commitments

In the normal course of business, we may enter into various firm purchase commitments related to production and testing of our vaccine material, conduct of clinical trials, and other research-related activities. As of December 31, 2014, we had approximately $151,439 of unrecorded outstanding purchase commitments to our vendors and subcontractors, all of which we expect will be due in 2015.